Property operating costs and General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Description of direct property operating costs	Direct property operating costs from investment properties that generated rental income during the year:

	December 31, 2023	December 31, 2022	December 31, 2021

Real estate tax	$2,658,183	$1,831,436	$1,887,480
Insurance	1,062,027	691,462	655,883
Maintenance	2,083,252	1,624,366	1,559,539
Structural maintenance accrual	111,851	110,403	105,228
Trust fees	114,062	110,439	106,752
Energy costs	2,102,060	1,345,588	571,684
Other property related expenses	5,344,889	3,227,095	3,657,395

	$13,476,324	$8,940,789	$8,543,961
b.Direct property operating costs from investment property that did not generate rental income during the year:

	December 31, 2023	December 31, 2022	December 31, 2021

Real estate tax	$683,843	$328,919	$449,403
Insurance	33,298	42,973	63,388
Maintenance	625,648	458,178	403,167
Other property related expenses	3,420,609	1,652,535	1,266,838
	4,763,398	2,482,605	2,182,796

Total property operating costs	$18,239,722	$11,423,394	$10,726,757

Disclosure of general and administrative expense	General and administrative expenses consist of the following:

	December 31, 2023	December 31, 2022	December 31, 2021

Employee annual salary plus employee benefits	$17,883,095	$13,501,686	$11,744,548
Auditing, legal and consulting expenses	2,357,281	971,629	815,843
Property appraisal and other fees	572,207	682,905	683,681
Marketing expenses	948,211	1,026,804	871,705
Other	379,197	116,997	129,571
	22,139,991	16,300,021	14,245,348

Depreciation	1,578,073	1,463,920	1,601,216
Share-based compensation expense – Note 21.3	8,001,831	6,650,487	5,554,353

Total	$31,719,895	$24,414,428	$21,400,917